Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Tables
Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

Issued	836,950	1.12	2,028,776	1.08
Expired	(153,048)	2.00	(10,706)	199.55
Exercised	-	-	(650,062)	1.00

Outstanding at September 30, 2018	3,448,885	$1.78	3,319,265	$4.55

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	157,982	3.14	1,487,881	0.71
Expired	(22,377)	122.13	-	-
Exercised	(1,312)	65.75	(939,879)	-

Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

Schedule of Share-based Compensation Shares Authorized Under Stock Option and Warrant Plans by Exercise Price Range [Table Text Block]
Range of Prices	Shares	Weighted Remaining Life
Options
$0.91	10,000	9.55
$0.965	3,000	9.63
$0.97	191,753	9.27
$1.01	149,110	9.38
$1.06	23,585	10.00
$1.10	86,958	9.71
$1.13	195,931	9.80
$1.15	21,740	9.84
$1.16	66,451	9.84
$1.18	30,000	9.86
$1.20	41,668	9.84
$1.21	30,000	9.86
$1.35	111,112	9.45
$1.454	17,200	9.01
$1.47	2,347,308	8.73
$2.10	14,286	8.50
$2.25	293	7.90
$2.42	20,640	7.84
$2.80	57,145	8.26
$3.75	3,998	5.24
$4.125	3,636	8.01
$4.1975	7,147	7.97
$4.25	3,529	7.50
$5.125	3,902	7.94
$65.75	190	7.06
$73.50	1,157	7.26
$77.50	2,323	6.75
$80.25	187	7.01
$86.25	232	6.50
$131.25	81	3.94
$148.125	928	4.47
$150.00	1,760	3.88
$162.50	123	6.26
$206.25	121	6.01
$248.4375	121	4.79
$262.50	130	4.79
$281.25	529	4.30
$318.75	3	4.60
$346.875	72	5.50
$431.25	306	5.44
$506.25	188	5.25
$596.25	42	5.00

	3,448,885
Warrants
$1.00	1,063,935	4.60
$1.07	697,946	4.10
$1.155	1,071,776	5.00
$2.25	385,000	3.32
$123.75	94,084	1.92
$243.75	2,529	0.84
$309.375	2,850	0.86
$309.50	222	1.10
$506.25	59	0.38
$609.375	862	0.34
	3,319,265

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$1.01	124,358	10.00
$1.454	17,200	9.75
$1.47	2,456,226	9.48
$2.10	14,286	9.25
$2.25	293	8.65
$2.42	24,768	8.38
$2.80	57,145	9.01
$3.75	44,000	8.50
$4.125	3,636	8.75
$4.1975	7,147	8.72
$4.25	3,529	8.25
$5.125	3,902	8.69
$65.75	190	7.40
$73.50	1,157	8.01
$77.50	2,323	7.50
$80.25	187	7.75
$86.25	232	7.25
$131.25	81	4.69
$148.125	928	5.21
$150.00	1,760	4.63
$162.50	123	7.01
$206.25	121	6.75
$248.4375	121	5.54
$262.50	130	5.54
$281.25	529	5.04
$318.75	3	5.35
$346.875	72	6.25
$431.25	306	6.19
$506.25	188	6.00
$596.25	42	5.75
Total	2,764,983
Warrants
	$1.07	697,946	4.85
	$2.25	385,000	4.06
	$4.46	756,999	3.92
	$93.75	2,255	0.19
	$123.75	94,084	2.67
	$150.00	4,114	0.20
	$225.00	107	0.07
	$243.75	2,529	1.59
	$281.25	3,107	0.14
	$309.375	2,850	1.61
	$309.50	222	1.85
	$337.50	178	0.46
	$371.25	944	0.41
	$506.25	59	1.12
	$609.375	862	1.09
Total		1,951,257

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock Options:
Year	Shares	Price
2011	173		$281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	836	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	100,292	2.25	–	5.13
2017	2,503,152	1.01	-	2.10
2018	836,950	0.91	-	1.35
Total	3,448,885	$0.91	–	$596.25
Warrants:
Year	Shares	Price
2014	6,455	$243.75	–	$609.38
2015	94,151	0.00	–	243.75
2016	252,333		1.00
2017	1,082,946	1.07	-	2.25
2018	1,883,380	1.00	-	1.155
Total	3,319,265	$0.00	–	$609.38

Stock Options:
Year	Shares	Price
2011	173		281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	835	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	144,423	2.25	–	5.13
2017	2,612,070	1.01	–	2.10
Total	2,764,983	$1.01	–	596.25
Warrants:
Year	Shares	Price
2013	10,705	93.75	–	371.25
2014	6,455	243.75	–	609.38
2015	94,152	0.00	–	243.75
2016	756,999		4.46
2017	1,082,946	1.07	–	2.25
Total	1,951,257	$0.00	–	609.38